Shareholders' equity - Stock Options Transactions (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Number of shares issued [abstract]
Balance, January 1 (in options)	3,770,072	3,223,475
Granted (in options)	564,499	1,568,800
Forfeited (in options)	(1,099,078)	(463,514)
Exercised (in options)	(304,535)	(558,689)
Outstanding, end of year (in options)	2,930,958	3,770,072
Number of options outstanding (in options)	1,567,231	1,670,056
Weighted average number of participating equity instruments other than ordinary shares [abstract]
Balance, January 1 (in CAD per share)	$ 8.37	$ 9.23
Granted (in CAD per share)	8.30	6.94
Forfeited (in CAD per share)	(8.48)	(12.20)
Exercised (in CAD per share)	(6.37)	(6.14)
Outstanding, end of year (in CAD per share)	8.60	8.37
Options exercisable, end of year (in CAD per share)	$ 9.17	$ 8.45